Revenue (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract modifications	$ 144,200	$ 188,200
Segment revenue, percentage	12.10%	8.90%	8.80%
UNITED STATES
Segment revenue, percentage	7.00%	9.00%	4.00%